OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 2,717	$ 897
Prepaid expenses	2,139	5,151
Advances to suppliers	9,676	5,734
Other receivables	697	380
Total	$ 15,229	$ 12,162